U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
NUVEEN MULTISTATE TAX FREE TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen Arizona Tax-Free Value Fund, Class A, C & R
Nuveen Florida Tax-Free Value Fund, Class A, C & R
Nuveen Maryland Tax-Free Value Fund, Class A, C & R
Nuveen Michigan Tax-Free Value Fund, Class A, C & R
Nuveen New Jersey Tax-Free Value Fund, Class A, C & R
Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R
Nuveen Virginia Tax-Free Value Fund, Class A, C & R

3.  Investment Company Act File Number:  811-6435

     Securities Act File Number: 33-43285

4.  Last day of fiscal year for which this notice is filed:
      January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Nuveen Arizona Tax-Free Value Fund, Class A, C & R:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       -  0  -

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:
$       -  0  -

9.  Number and aggregate sale price of securities sold
during the fiscal year:
 $4,895,804

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$4,895,804

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$4,895,804

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$2,972,706

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 1,923,098

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$582.76

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:
NUVEEN MULTISTATE TAX FREE TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen Arizona Tax-Free Value Fund, Class A, C & R
Nuveen Florida Tax-Free Value Fund, Class A, C & R
Nuveen Maryland Tax-Free Value Fund, Class A, C & R
Nuveen Michigan Tax-Free Value Fund, Class A, C & R
Nuveen New Jersey Tax-Free Value Fund, Class A, C & R
Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R
Nuveen Virginia Tax-Free Value Fund, Class A, C & R


3.  Investment Company Act File Number:  811-6435

     Securities Act File Number: 33-43285

4.  Last day of fiscal year for which this notice is filed:
    January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Nuveen Florida Tax-Free Value Fund, Class A, C & R:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       -  0  -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       -  0  -

9. Number and aggregate sale price of securities sold during the fiscal year:

$14,744,178

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$14,744,178

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$14,744,178

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$9,057,129

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 5,687,049

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$1,723.35

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.  Name and address of issuer:
NUVEEN MULTISTATE TAX FREE TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen Arizona Tax-Free Value Fund, Class A, C & R
Nuveen Florida Tax-Free Value Fund, Class A, C & R
Nuveen Maryland Tax-Free Value Fund, Class A, C & R
Nuveen Michigan Tax-Free Value Fund, Class A, C & R
Nuveen New Jersey Tax-Free Value Fund, Class A, C & R
Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R
Nuveen Virginia Tax-Free Value Fund, Class A, C & R

3.  Investment Company Act File Number:  811-6435

     Securities Act File Number: 33-43285

4.  Last day of fiscal year for which this notice is filed:  January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Nuveen Maryland Tax-Free Value Fund, Class A, C & R:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       -  0  -

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:
$       -  0  -

9. Number and aggregate sale price of securities sold during the fiscal year:

$10,793,498

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$10,793,498

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$10,793,498

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$8,005,106

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 2,788,392

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$844.97

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
NUVEEN MULTISTATE TAX FREE TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen Arizona Tax-Free Value Fund, Class A, C & R
Nuveen Florida Tax-Free Value Fund, Class A, C & R
Nuveen Maryland Tax-Free Value Fund, Class A, C & R
Nuveen Michigan Tax-Free Value Fund, Class A, C & R
Nuveen New Jersey Tax-Free Value Fund, Class A, C & R
Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R
Nuveen Virginia Tax-Free Value Fund, Class A, C & R

3.  Investment Company Act File Number:  811-6435

     Securities Act File Number: 33-43285

4.  Last day of fiscal year for which this notice is filed:  January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Nuveen Michigan Tax-Free Value Fund, Class A, C & R:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       -  0  -

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:
$       -  0  -

9. Number and aggregate sale price of securities sold during the fiscal year:

$5,423,452

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$5,423,452

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$5,423,452

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$6,059,801

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$   -  0  -

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$   -  0  -

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
NUVEEN MULTISTATE TAX FREE TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen Arizona Tax-Free Value Fund, Class A, C & R
Nuveen Florida Tax-Free Value Fund, Class A, C & R
Nuveen Maryland Tax-Free Value Fund, Class A, C & R
Nuveen Michigan Tax-Free Value Fund, Class A, C & R
Nuveen New Jersey Tax-Free Value Fund, Class A, C & R
Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R
Nuveen Virginia Tax-Free Value Fund, Class A, C & R

3.  Investment Company Act File Number:  811-6435

     Securities Act File Number: 33-43285

4.  Last day of fiscal year for which this notice is filed:
     January 31, 1996

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Nuveen New Jersey Tax-Free Value Fund, Class A, C & R:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       -  0  -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       -  0  -

9. Number and aggregate sale price of securities sold during the fiscal year:

$14,264,870

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$14,264,870

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$14,264,870

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$7,972,757

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$6,292,113

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

(vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$1,906.70

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
NUVEEN MULTISTATE TAX FREE TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen Arizona Tax-Free Value Fund, Class A, C & R
Nuveen Florida Tax-Free Value Fund, Class A, C & R
Nuveen Maryland Tax-Free Value Fund, Class A, C & R
Nuveen Michigan Tax-Free Value Fund, Class A, C & R
Nuveen New Jersey Tax-Free Value Fund, Class A, C & R
Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R
Nuveen Virginia Tax-Free Value Fund, Class A, C & R

3.  Investment Company Act File Number:  811-6435

     Securities Act File Number: 33-43285

4.  Last day of fiscal year for which this notice is filed:
     January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       -  0  -

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:
$       -  0  -

9. Number and aggregate sale price of securities sold during the fiscal year:

$12,601,029

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$12,601,029

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$12,601,029

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$7,981,031

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$ 4,619,998

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$1,400.00

U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:
NUVEEN MULTISTATE TAX FREE TRUST
333 West Wacker Drive
Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

Nuveen Arizona Tax-Free Value Fund, Class A, C & R
Nuveen Florida Tax-Free Value Fund, Class A, C & R
Nuveen Maryland Tax-Free Value Fund, Class A, C & R
Nuveen Michigan Tax-Free Value Fund, Class A, C & R
Nuveen New Jersey Tax-Free Value Fund, Class A, C & R
Nuveen Pennsylvania Tax-Free Value Fund, Class A, C & R
Nuveen Virginia Tax-Free Value Fund, Class A, C & R

3.  Investment Company Act File Number:  811-6435

     Securities Act File Number: 33-43285

4.  Last day of fiscal year for which this notice is filed:
    January 31, 1997

5.  Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for
purposes of reporting securities sold after the close of
the fiscal year but before termination of the issuer's
24f-2 declaration;
[   ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:  N/A

Nuveen Virginia Tax-Free Value Fund, Class A, C & R:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

$       -  0  -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

$       -  0  -

9. Number and aggregate sale price of securities sold during the fiscal year:

$9,839,924

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

$9,839,924

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans; if applicable:

12.  Calculation of registration fee:
  (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

$9,839,924

  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

N/A

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

$7,090,482

  (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
$

  (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
(i), plus line (ii), less line (iii), plus (iv)] (if applicable):

$2,749,442

  (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:

1/3300

  (vii) Fee due [line (I) or line (v) multiplied by line
(vi)]:

$  833.16


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
3a of the Commission's Rules of Informal and Other
Procedures (17 CFR 202.3a).  [  X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: March 28, 1997.


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:
        Gifford R. Zimmerman
        Vice President and Assistant Secretary

Date:   March 31, 1997


Exhibit:   Opinion of Counsel